Condensed Financial Information of the Parent Company (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	¥ 1,705,356,424	¥ 3,161,657,934	¥ 1,190,360,385	¥ 233,138,588
Other assets	207,523,016	93,345,352
Total assets	13,026,248,967	19,354,717,165
Liabilities and shareholders' equity
Other operating liabilities	404,469,203	251,485,755
Total liabilities	9,427,716,472	16,309,161,785
Ordinary shares (3,800,000,000 shares authorized; 1,371,643,240 shares with USD0.0001 as par value issued as of December 31, 2018 and December 31, 2019)	916,743	916,743
Additional paid-in capital	937,589,515	921,703,448
Retained earnings	2,662,145,649	2,127,501,707
Accumulated other comprehensive income: Foreign currency translation adjustment	(2,119,412)	(4,566,518)
Total shareholders' equity	3,598,532,495	3,045,555,380	1,831,248,792	¥ 1,118,686,418
Total liabilities and shareholders' equity	13,026,248,967	19,354,717,165
Parent Company [Member]
Assets
Cash and cash equivalents	7,192,877	319,807,618
Investments in subsidiaries	392,559,403	392,559,403
Other assets	316,693,899
Total assets	716,446,179	712,367,021
Liabilities and shareholders' equity
Accrued employee benefits	418,572
Other operating liabilities	10,988,499	8,158,984
Total liabilities	11,407,071	8,158,984
Ordinary shares (3,800,000,000 shares authorized; 1,371,643,240 shares with USD0.0001 as par value issued as of December 31, 2018 and December 31, 2019)	916,743	916,743
Additional paid-in capital	705,422,445	705,422,445
Retained earnings	(4,430,177)	(5,672)
Accumulated other comprehensive income: Foreign currency translation adjustment	3,130,097	(2,125,479)
Total shareholders' equity	705,039,108	704,208,037
Total liabilities and shareholders' equity	¥ 716,446,179	¥ 712,367,021